GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill	$ 21,142	$ 234,883	$ 848
Other intangible assets	260,473	304,525
Less: accumulated amortization	13,060	2,459
Intangible assets, net	247,413	302,066
Other Intangible Assets
Goodwill [Line Items]
Other intangible assets	23,795	22,175
Franchise Rights
Goodwill [Line Items]
Other intangible assets	$ 236,678	$ 282,350	$ 0